Investments in Associates - Summarized Financial Information in Associate 100% Basis and Adjustments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Depletion	$ (59,780)	$ (35,704)
Administration expenses	(13,394)	(10,198)
Other (expense) income	33	(68)
Company's share of net loss of associate	(3,654)	$ (943)
Sandbox Royalties Corp [member]
Disclosure of associates [line items]
Revenue	355
Depletion	(267)
Administration expenses	(272)
Other (expense) income	(1,341)
Total net loss	(1,525)
Company's share of net loss of associate	(307)
Horizon Copper Corp [member]
Disclosure of associates [line items]
Revenue	0
Administration expenses	(666)
Other (expense) income	(5,582)
Total net loss	(6,248)
Company's share of net loss of associate	$ (2,124)